Consolidated Balance Sheets Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable and returns	$ 19.3	$ 13.9
Amortizable intangible assets, accumulated amortization	$ 123.3	$ 102.3
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares, issued	113,403,824	55,659,753
Common stock, shares outstanding	113,143,344	55,475,735
Treasury stock, shares	260,480	184,018